Cover	Nov. 05, 2025
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Current Report on Form 8-K filed by Ekso Bionics Holdings, Inc. (n/k/a ChronoScale Corporation, the “Company”) with the Securities and Exchange Commission (the “SEC”) on November 5, 2025, amends and supplements the disclosure with respect to the phantom performance-based stock unit awards (“Phantom PSUs”) previously granted to Messrs. Scott G. Davis, Jerome Wong and Jason Jones.
Document Period End Date	Nov. 05, 2025
Entity File Number	001-37854
Entity Registrant Name	CHRONOSCALE CORPORATION
Entity Central Index Key	0001549084
Entity Tax Identification Number	99-0367049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3811 Turtle Creek Blvd. Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CHRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Ekso Bionics Holdings, Inc.
Entity Address, Address Line Two	101 Glacier Point
Entity Address, Address Line Three	Suite A
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901